Derecognition And Offset Of Financial Instruments - Transferred Financial Assets That Do Not Meet The Condition Of Derecognition In Their Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		₩ 414,069	₩ 639,721
Financial assets at FVTPL
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		248,009	410,331
Financial assets at FVTOCI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		127,065	138,315
Securities at amortized cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		38,995	40,987
Loans and other financial assets at amortized cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		0	50,088
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		₩ 749,976	₩ 657,823
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		Korea Securities Finance Corporation	Korea Securities Finance Corporation
Book value of assets transferred		₩ 98,535	₩ 100,345
Assets transferred | Financial assets at fair value through profit or loss, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	151,930	156,900
Assets transferred | Loans At Amortized Costs [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	4,682,882	4,645,170
Related liabilities | Asset Backed Borrowings [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	2,424,080	2,536,219
Related liabilities | Asset Backed Bonds [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	₩ 978,274	₩ 1,289,992

[1]	The carrying amount is the amount before the allowance for bad debts.